Compulsory and other deposits at central banks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Compulsory And Other Deposits At Central Banks
Compulsory deposits (i)	$ 5,687,184	$ 3,833,670
Reserve at central bank - Instant payments (ii)	3,850,604	2,909,666
Total	$ 9,537,788	$ 6,743,336